Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 15, 2014 CNY (¥)	Dec. 31, 2015 USD ($) votes / shares $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | $ / shares		$ 0.00025				$ 0.00025
Common Stock, Shares Authorized		1,000,000,000				1,000,000,000
Share repurchase program, authorized amount | ¥	¥ 612,000
Share repurchase program, period over which shares will be repurchased	12 months
Total consideration paid		$ 137	¥ 890
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized		840,000,000				840,000,000
Ordinary shares, shares issued		90,977,104				89,407,395
Ordinary shares, shares outstanding		87,829,756				86,400,288
Common stock voting rights | votes / shares		1
Class A Ordinary Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				19,542,036
Ordinary shares repurchased from the open market		10,000	10,000
Class B Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized		60,000,000				60,000,000
Ordinary shares, shares issued		58,804,840				58,804,840
Ordinary shares, shares outstanding		58,804,840				58,804,840
Common stock voting rights | votes / shares		10
Class B Ordinary Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues
Ordinary shares repurchased from the open market